Property, plant and equipment and Exploration and evaluation assets (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Disclosure of Property Plant and Equipment

	Mining property	Land and buildings	Plant and equipment	Oil and Gas Properties	Others	ROU assets	Assets under construction	Total	Exploration and evaluation assets	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 01, 2019	217,672	136,202	846,964	1,305,790	14,429	—	131,301	2,652,358	122,465	2,774,823
Effects of implementing IFRS 16	—	—	(163)	—	—	5,626	—	5,463	—	5,463
Additions	14,915	3,667	19,983	32,968	1,487	10,212	28,899	112,131	6,887	119,018
Transfers/ Reclassification E (12)	6,930	(590)	8,558	2,243	382	0	(16,860)	663	(2,243)	(1,580)
Disposals/ Adjustments	(1,265)	(65)	(7,578)	(132)	(334)	(2,140)	(10,054)	(21,568)	(476)	(22,044)
Acquisition through business combination (Refer Note 4(b))	—	192	143	—	—	—	—	335	—	335
Unsuccessful exploration cost	—	—	—	—	—	—	—	—	(27)	(27)
Foreign exchange	(4,899)	(362)	(3,660)	108,417	(231)	452	(275)	99,442	9,460	108,902

As at March 31, 2020	233,353	139,044	864,247	1,449,286	15,733	14,150	133,011	2,848,824	136,066	2,984,890	40,811

Additions	13,011	1,601	15,121	8,813	1,318	1,082	17,248	58,194	7,003	65,197	891
Transfers/ Reclassification	4,569	(1,485)	27,130	(81)	(137)	2,529	(32,634)	(109)	81	(28)	(0)
Disposals/ Adjustments	(47)	(327)	(5,438)	(69)	(391)	(25)	(2,919)	(9,216)	—	(9,216)	(126)
Acquisition through business combination (Refer Note 4(a))	2,202	1,321	—	—	—	—	20	3,543	—	3,543	48
Unsuccessful exploration cost	—	—	—	—	—	—	—	—	(70)	(70)	(1)
Foreign exchange	7,316	1,151	6,932	(29,417)	341	(160)	722	(13,115)	(2,611)	(15,726)	(215)

As at March 31, 2021	260,404	141,305	907,992	1,428,532	16,864	17,576	115,448	2,888,121	140,469	3,028,590	41,408

Accumulated depreciation, depletion, amortisation and impairment
As at April 01, 2019	150,674	29,944	258,501	1,099,156	7,623	—	15,616	1,561,514	94,505	1,656,019

Effects of implementing IFRS 16	—	—	(6)	—	—	6	—	—	—	—	—
Charge for the year	17,736	5,190	34,816	39,889	1,642	982	—	100,255	—	100,255
Disposals/Adjustments	—	(6)	(4,057)	—	(251)	(166)	—	(4,480)	—	(4,480)
Transfers/Reclassifications	—	—	(67)	—	67	—	—	—	—	—
Impairment Charge B,C&D	—	167	5,098	119,299	—	215	6,310	131,089	15,732	146,821
Foreign exchange	(1,932)	(426)	(2,405)	98,451	(132)	19	—	93,575	7,907	101,482

As at March 31, 2020	166,478	34,869	291,880	1,356,795	8,949	1,056	21,926	1,881,953	118,144	2,000,097	27,345

Charge for the year	16,745	5,197	35,627	20,516	1,734	1,413	—	81,232	—	81,232	1,111
Disposals/Adjustments	—	(236)	(4,144)	(69)	(305)	—	—	(4,754)	—	(4,754)	(65)
Transfers/Reclassification	3	—	352	—	(71)	(2)	(285)	(3)	—	(3)	(0)
Asset under construction written off A	—	—	—	—	—	—	2,440	2,440	—	2,440	33
Foreign exchange	3,376	755	4,377	(27,675)	254	(15)	—	(18,928)	(2,217)	(21,145)	(289)

As at March 31, 2021	186,602	40,585	328,092	1,349,567	10,561	2,452	24,081	1,941,940	115,927	2,057,867	28,135

Net book value / Carrying amount
As at April 01, 2019	66,998	106,258	588,463	206,634	6,806	—	115,685	1,090,844	27,960	1,118,804
As at March 31, 2020	66,875	104,175	572,367	92,491	6,784	13,094	111,085	966,871	17,922	984,793
As at March 31, 2021	73,802	100,720	579,900	78,965	6,303	15,124	91,367	946,181	24,542	970,723	13,273

Disclosure of Right of Use (ROU) Assets as per IFRS 16 "Leases"
Disclosure of Right of Use (ROU) Assets as per IFRS 16 “Leases”

	Land & Building	Plant and Equipment	Total	Total
	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 01, 2019	—	—	—
Effects of implementing IFRS 16	5,357	269	5,626
Additions	3,493	6,719	10,212
Transfers/ Reclassification	—	0	0
Deductions	2,140	—	2,140
Foreign exchange	101	351	452

As at March 31, 2020	6,811	7,339	14,150	193

Additions	922	160	1,082	15
Transfers/Reclassification	2,533	(4)	2,529	35
Deductions	(16)	(9)	(25)	(0)
Foreign exchange	(47)	(113)	(160)	(2)

As at March 31, 2021	10,203	7,373	17,576	241

Accumulated depreciation and impairment
As at April 01, 2019
Effects of implementing IFRS 16	—	6	6
Charge for the year	771	211	982
Disposals/Adjustments	(166)	—	(166)
Impairment Charge	215	—	215
Foreign exchange	13	6	19

As at March 31, 2020	833	223	1,056	14

Charge for the year	622	791	1,413	19
Transfers/Reclassification	—	(2)	(2)	(0)
Disposals/Adjustments	(0)	(0)	(0)	(0)
Foreign exchange	(12)	(3)	(15)	(0)

As at March 31, 2021	1,443	1,009	2,452	33

Net book value / Carrying amount
As at April 01, 2019	—	—	—
As at March 31, 2020	5,978	7,116	13,094
As at March 31, 2021	8,760	6,364	15,124	208

Schedule of reconciliation of depreciation, depletion and amortization expense
Reconciliation of depreciation, depletion and amortization expense:

	Year ended March 31,
	2019	2020	2021	Total
	₹ in million	₹ in million	₹ in million	US dollars in million
Depreciation, depletion and amortization expense on
Property, plant and equipment	95,718	100,255	81,232	1,111
Intangible assets	812	821	682	9
As per property, plant and equipment and intangibles schedule	96,530	101,076	81,914	1,120
Less: Depreciation capitalized	(100)	—	(498)	(7)
Less: Cost allocated to joint ventures	(284)	(586)	(238)	(3)

Charged to consolidated statement of profit or loss	96,146	100,490	81,178	1,110